Employee compensation - Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 90,268	$ 70,924
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	16,104	13,438
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	13,508	10,496
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	41,727	31,178
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 18,929	$ 15,812